Income tax benefit/(expense)	6 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax benefit/(expense)	Income tax benefit/(expense)

	Six Months Ended December 31,
(in U.S. dollars, in thousands)	2025	2024
Income tax (benefit)/expense
Current tax
Current tax	—	—
Total current tax (benefit)/expense	—	—

Deferred tax
Decrease/(Increase) in deferred tax assets	969	364
(Decrease)/increase in deferred tax liabilities	(524)	(152)
Total deferred tax (benefit)/expense	445	212
Income tax (benefit)/expense	445	212
Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.
Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities.

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates (1)	152,234	138,740
Other temporary differences
Potential tax benefit at local tax rates	12,593	12,636
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	168,047	154,596
(1)     In the six months ended December 2024, there was a change in the expected tax rate applicable on unused tax losses in Singapore for the years 2018-2020. For the tax years 2018-2020, the Singapore tax losses have been revalued from the statutory rate of 17% to the concessionary tax rate applicable under the Singapore tax incentives granted by the Singapore Economic Development Board.